UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2014

Date of Reporting Period: 09/30/2014

Item 1. Schedule of Investments.

	Nicholas High Income Fund, Inc.
	Schedule of Investments (unaudited)
	AS OF: 09/30/2014

SHARES OR
PRINCIPAL
AMOUNT		VALUE
---------------		------------
	NON-CONVERTIBLE BONDS -- 89.37%

	Automotive - Auto Makers -- 1.02%
1,000,000	Chrysler Group LLC 8.25%, 06/15/21	$ 1,090,000
		------------
	Automotive - Parts & Equipment -- 2.98%
1,500,000	American Axle & Manufacturing, Inc.
	6.625%, 10/15/22	1,578,750
500,000	Goodyear Tire & Rubber Company (The)
	7.00%, 05/15/22	535,625
1,000,000	Goodyear Tire & Rubber Company (The)
	8.25%, 08/15/20	1,070,000
		------------
		3,184,375
		------------
	Banking -- 0.75%
1,000,000	BAC Capital Trust XIV Floating Rate
	Preferred Hybrid Income Term Securities
	4.00%, 09/29/49(1)	800,000
		------------
	Basic Industry - Building
	Materials -- 1.00%
1,045,000	CEMEX, S.A.B. de C.V. 144A restricted,
	Floating Rate Senior Notes,
	5.2331%, 09/30/15(2)	1,068,983
		------------
	Basic Industry - Forestry & Paper -- 0.54%
500,000	Potlatch Corporation 144A restricted,
	7.50%, 11/01/19	573,750
		------------
	Basic Industry - Metal/Mining Excluding
	Steel -- 2.32%
1,000,000	Ausdrill Finance Pty Ltd 6.875%, 11/01/19	922,500
1,500,000	FMG Resources (August 2006) Pty, Ltd. 144A
	restricted, 8.25%, 11/01/19	1,550,625
		------------
		2,473,125
		------------
	Basic Industry - Steel Producers &
	Products -- 0.52%
500,000	United States Steel Corporation
	7.375%, 04/01/20	555,000
		------------
	Capital Goods - Aerospace &
	Defense -- 1.17%
1,250,000	Spirit AeroSystems, Inc. 144A restricted,
	5.25%, 03/15/22	1,250,000
		------------
	Capital Goods - Diversified -- 0.50%
500,000	Park-Ohio Industries, Inc. 8.125%, 04/01/21	535,000
		------------
	Capital Goods - Machinery -- 0.88%
1,000,000	CNH Industrial Capital LLC 144A restricted,
	3.375%, 07/15/19	942,500
		------------
	Capital Goods - Packaging -- 1.65%
1,750,000	Ball Corporation 5.00%, 03/15/22	1,758,750
		------------
	Consumer Cyclical - Restaurants -- 3.88%
1,775,000	Landry's, Inc. 144A restricted,
	9.375%, 05/01/20	1,877,063
1,220,000	NPC International, Inc. 10.50%, 01/15/20	1,271,850
1,000,000	Wok Acquisition Corp. 144A restricted,
	10.25%, 06/30/20	992,500
		------------
		4,141,413
		------------
	Consumer Cyclical - Specialty

	Retail -- 2.79%
1,500,000	Men's Wearhouse, Inc. (The) 144A
	restricted, 7.00%, 07/01/22	1,515,000
500,000	Party City Holdings Inc. 8.875%, 08/01/20	540,000
1,120,000	Rent-A-Center, Inc. 4.75%, 05/01/21	923,328
		------------
		2,978,328
		------------
	Consumer Non-Cyclical - Beverage -- 1.02%
1,000,000	Constellation Brands, Inc. 6.00%, 05/01/22	1,090,000
		------------
	Consumer Non-Cyclical -
	Food-Wholesale -- 5.94%
1,000,000	Diamond Foods, Inc. 144A restricted,
	7.00%, 03/15/19	1,000,000
1,000,000	H.J. Heinz Company 4.25%, 10/15/20	993,750
500,000	KeHE Distributors, LLC 144A restricted,
	7.625%, 08/15/21	530,000
500,000	Pinnacle Foods Finance LLC 4.875%, 05/01/21	483,750
1,000,000	Post Holdings, Inc. 7.375%, 02/15/22	990,000
1,000,000	Southern States Cooperative, Incorporated
	144A restricted, 10.00%, 08/15/21	980,000
750,000	TreeHouse Foods, Inc. 4.875%, 03/15/22	738,750
602,000	Wells Enterprises, Inc. 144A restricted,
	6.75%, 02/01/20	618,555
		------------
		6,334,805
		------------
	Consumer Non-Cyclical - Products -- 2.06%
1,465,000	FGI Operating Company, LLC 7.875%, 05/01/20	1,428,375
1,000,000	Sun Products Corporation (The) 144A
	restricted, 7.75%, 03/15/21	765,000
		------------
		2,193,375
		------------
	Energy - Exploration & Production -- 5.74%
2,000,000	Chesapeake Energy Corporation Floating
	Rate Senior Notes, 3.4836%, 04/15/19(3)	2,005,000
1,500,000	Chesapeake Oilfield Operating, L.L.C.
	6.625%, 11/15/19	1,541,250
1,000,000	Cimarex Energy Co. 5.875%, 05/01/22	1,075,000
1,000,000	Halcon Resources Corporation
	8.875%, 05/15/21	985,000
500,000	LINN Energy, LLC 8.625%, 04/15/20	516,875
		------------
		6,123,125
		------------
	Energy - Gas-Distribution -- 0.96%
974,000	MarkWest Energy Partners, L.P.
	6.25%, 06/15/22	1,025,135
		------------
	Energy - Oil Field Equipment &
	Services -- 3.71%
1,350,000	CHC Helicopter S.A. 9.25%, 10/15/20	1,437,750
1,000,000	Hornbeck Offshore Services, Inc.
	5.00%, 03/01/21	950,000
500,000	Offshore Group Investment Limited
	7.50%, 11/01/19	463,750
600,000	Parker Drilling Company 144A restricted,
	6.75%, 07/15/22	603,000
500,000	Petroleum Geo-Services ASA 144A restricted,
	7.375%, 12/15/18	500,000
		------------
		3,954,500
		------------
	Energy - Oil Refining & Marketing -- 0.94%
1,000,000	Tesoro Corporation 5.375%, 10/01/22	1,005,000
		------------
	Financial Services - Brokerage -- 2.40%
1,500,000	Jefferies Finance LLC 144A restricted,
	7.375%, 04/01/20	1,533,750
968,000	Oppenheimer Holdings Inc. 8.75%, 04/15/18	1,023,660
		------------
		2,557,410
		------------

	Financial Services - Investments &
	Miscellaneous Financial Services -- 2.99%
1,000,000	Icahn Enterprises L.P. 4.875%, 03/15/19	985,000
1,000,000	Neuberger Berman Group LLC 144A restricted,
	5.625%, 03/15/20	1,040,000
1,000,000	Nuveen Investments, Inc. 9.50%, 10/15/20	1,160,000
		------------
		3,185,000
		------------
	Healthcare - Facilities -- 3.88%
500,000	Aviv Healthcare Properties Limited
	Partnership 6.00%, 10/15/21	516,250
1,000,000	CHS/Community Health Systems, Inc. 144A
	restricted, 6.875%, 02/01/22	1,040,000
2,000,000	DaVita Inc. 5.75%, 08/15/22	2,072,500
500,000	Sabra Health Care Limited Partnership
	5.50%, 02/01/21	507,500
		------------
		4,136,250
		------------
	Healthcare - Medical Products -- 2.45%
1,030,000	Fresenius Medical Care US Finance II, Inc.
	144A restricted, 5.625%, 07/31/19	1,084,281
500,000	Grifols Worldwide Operations Limited 144A
	restricted, 5.25%, 04/01/22	493,750
475,000	Physio-Control International, Inc. 144A
	restricted, 9.875%, 01/15/19	508,250
500,000	Teleflex Incorporated 6.875%, 06/01/19	523,750
		------------
		2,610,031
		------------
	Healthcare - Pharmaceuticals -- 1.43%
1,000,000	Endo Finance Co. 144A restricted,
	5.75%, 01/15/22	987,500
500,000	Salix Pharmaceuticals, Ltd. 144A
	restricted, 6.00%, 01/15/21	541,250
		------------
		1,528,750
		------------
	Media - Cable -- 0.98%
1,000,000	UPCB Finance III Limited 144A restricted,
	6.625%, 07/01/20	1,045,100
		------------
	Media - Diversified -- 1.36%
1,500,000	Gannett Co., Inc. 144A restricted,
	4.875%, 09/15/21	1,451,250
		------------
	Media - Printing & Publishing -- 1.39%
500,000	Deluxe Corporation 6.00%, 11/15/20	520,000
1,000,000	Quad/Graphics, Inc. 144A restricted,
	7.00%, 05/01/22	966,250
		------------
		1,486,250
		------------
	Media - Services -- 1.41%
1,500,000	Nielsen Company (Luxembourg) S.ar.l. (The)
	144A restricted, 5.50%, 10/01/21	1,507,500
		------------
	Real Estate - Development &
	Management -- 0.46%
500,000	CBRE Services, Inc. 5.00%, 03/15/23	494,950
		------------
	Services - Gaming -- 3.11%
500,000	Boyd Gaming Corporation 9.125%, 12/01/18	521,250
1,000,000	MGM Resorts International 8.625%, 02/01/19	1,127,600
1,000,000	Scientific Games International, Inc. 144A
	restricted, 6.625%, 05/15/21	835,000
1,000,000	Scientific Games International, Inc.
	6.25%, 09/01/20	835,000
		------------
		3,318,850
		------------
	Services - Hotels -- 0.49%
500,000	FelCor Escrow Holdings, L.L.C.
	6.75%, 06/01/19	520,625

		------------
	Services - Leisure -- 1.59%
1,750,000	Six Flags Entertainment Corporation 144A
	restricted, 5.25%, 01/15/21	1,697,500
		------------
	Services - Railroads -- 2.39%
2,000,000	Florida East Coast Holdings Corp.
	144A restricted, 6.75%, 05/01/19	2,040,000
500,000	Florida East Coast Industries, LLC 144A
	restricted, 9.75%, 05/01/20	507,500
		------------
		2,547,500
		------------
	Services - Support & Services -- 6.32%
2,250,000	ADT Corporation (The) 3.50%, 07/15/22	1,946,250
500,000	APX Group, Inc. 6.375%, 12/01/19	483,750
250,000	Avis Budget Car Rental, LLC 5.50%, 04/01/23	248,125
500,000	Avis Budget Car Rental, LLC
	144A restricted, 5.125%, 06/01/22	491,250
500,000	Cardtronics, Inc. 144A restricted,
	5.125%, 08/01/22	492,500
500,000	NESCO, LLC 144A restricted,
	6.875%, 02/15/21	500,000
976,000	ServiceMaster Company (The) 8.00%, 02/15/20	1,032,120
500,000	ServiceMaster Company (The) 7.00%, 08/15/20	520,000
1,000,000	United Rentals (North America), Inc.
	6.125%, 06/15/23	1,027,500
		------------
		6,741,495
		------------
	Services - Theaters &
	Entertainment -- 0.46%
500,000	Cinemark USA, Inc. 5.125%, 12/15/22	491,250
		------------
	Services - Transportation Excluding
	Air & Rail -- 0.98%
1,000,000	Swift Services Holdings, Inc.
	10.00%, 11/15/18	1,050,000
		------------
	Technology & Electronics - Computer
	Hardware -- 3.09%
500,000	Brocade Communications Systems, Inc.
	4.625%, 01/15/23	480,000
1,000,000	Dell Inc. 144A restricted,
	5.625%, 10/15/20	1,028,750
1,750,000	NCR Corporation 5.875%, 12/15/21	1,789,375
		------------
		3,298,125
		------------
	Technology & Electronics -
	Electronics -- 1.42%
500,000	NXP B.V. 144A restricted, 5.75%, 02/15/21	507,500
1,000,000	NXP B.V. 144A restricted, 3.50%, 09/15/16	1,002,500
		------------
		1,510,000
		------------
	Technology & Electronics - Software &
	Services -- 2.40%
1,500,000	Activision Blizzard, Inc. 144A restricted,
	5.625%, 09/15/21	1,560,000
1,000,000	SunGard Data Systems Inc. 6.625%, 11/01/19	1,000,000
		------------
		2,560,000
		------------
	Technology & Electronics -
	Telecommunications Equipment -- 2.35%
1,000,000	CDW LLC 6.00%, 08/15/22	1,037,500
1,500,000	CommScope, Inc. 144A restricted,
	5.00%, 06/15/21	1,470,000
		------------
		2,507,500
		------------
	Telecommunications - Integrated &
	Services -- 3.81%
809,000	Cincinnati Bell Inc. 8.375%, 10/15/20	853,495

500,000	CyrusOne LP 6.375%, 11/15/22	522,500
1,000,000	Frontier Communications Corporation
	8.50%, 04/15/20	1,110,000
1,500,000	Intelsat Jackson Holdings S.A.
	7.25%, 04/01/19	1,575,000
		-----------
		4,060,995
		-----------
	Telecommunications - Wireless -- 0.93%
1,000,000	Digicel Limited 144A restricted,
	6.00%, 04/15/21	990,000
		-----------
	Utility - Electric-Generation -- 0.91%
1,000,000	Calpine Corporation 5.375%, 01/15/23	967,500
		-----------
	TOTAL NON-CONVERTIBLE BONDS
	(cost $96,178,163)	95,340,995
		-----------
BANK LOANS -- 2.28%
	Healthcare - Medical Products -- 0.92%
997,500	Grifols Worldwide Operations USA, Inc.
	3.154%, 02/27/21(4)	979,684
		-----------
	Technology & Electronics -
	Telecommunications Equipment -- 1.36%
1,488,697	CDW LLC Term Loan B 3.25%, 04/29/20(5)	1,451,718
		-----------
	TOTAL BANK LOANS
	(cost $2,474,361)	2,431,402
		-----------
COMMON STOCKS -- 2.92%
	Energy -- 2.40%
32,000	Dorchester Minerals, L.P.	946,240
42,000	Kinder Morgan, Inc.	1,610,280
		-----------
		2,556,520
		-----------
	Financials - Insurance -- 0.33%
25,000	Old Republic International Corporation	357,000
		-----------
	Other -- 0.19
1,500	iShares iBoxx $ High Yield Corporate
	Bond Fund(6)	137,925
1,500	SPDR Barclays Capital High Yield
	Bond ETF(6)	60,270
		-----------
		198,195
		-----------
	TOTAL COMMON STOCKS
	(cost $2,952,781)	3,111,715
		-----------
SHORT-TERM INVESTMENTS -- 3.82%
	Commercial Paper -- 2.78%
$500,000	Apache Corporation 0.27%, 10/02/14	499,996
1,400,000	B.A.T. International Finance p.l.c.
	0.22%, 10/01/14	1,400,000
453,000	Integrys Energy Group, Inc.
	0.25%, 10/02/14	452,997
611,000	J.M. Smucker Company (The) 0.24%, 10/03/14	610,992
		-----------
		2,963,985
		-----------
	Variable Rate Security -- 1.04%
1,107,527	Fidelity Institutional Money Market
	Fund - Class I	1,107,527
		-----------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $4,071,512)	4,071,512
		-----------

	TOTAL INVESTMENTS
	(cost $105,676,817) -- 98.39%	104,955,624
		-----------

	OTHER ASSETS, NET OF LIABILITIES -- 1.61%	1,717,339

------------

TOTAL NET ASSETS
(basis of percentages disclosed
above) - 100%	$106,672,963
------------
------------

(1) The greater of (i) 3-month LIBOR plus 0.40% and (ii) 4.00%, such rate being reset quarterly.
(2) Resets quarterly, equal to 3-month LIBOR plus 5.00%.
(3) Resets quarterly, equal to 3-month LIBOR plus 3.25%.
(4) Resets monthly, equal to 1-month LIBOR plus 3.00%.
(5) The greater of (i) 3-month LIBOR plus 2.25% and (ii) 3.25%, such rate being reset quarterly.
(6) Exchange traded fund.

As of September 30, 2014, investment cost for federal tax purposes was
$105,738,661 and the tax basis components of unrealized appreciation/
depreciation were as follows:

Unrealized appreciation	$ 1,710,689
Unrealized depreciation	(2,493,726)
-----------
Net unrealized appreciation	$ (783,037)
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad
Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment
speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

Investments
Valuation Input	in Securities
---------------	------------
Level 1 -
Common Stocks(1)	$ 3,111,715
Variable Rate Security	1,107,527
Level 2 -
Non-Convertible Bonds(1)	95,340,995
Bank Loans(1)	2,431,402
Commercial Paper	2,963,985
Level 3 -
None	--
------------
Total	$104,955,624
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 11/03/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 11/03/2014

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/03/2014